Long-Term Debt	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Long-Term Debt

6.       Long-Term Debt

Long-Term Debt (Table)

Facility	June 30, 2020	December 31, 2019
Term Bank Loans	1,469,835	1,544,551
Less deferred finance costs, net	(9,296)	(10,255)

Total long-term debt	1,460,539	1,534,296
Less current portion of debt	(186,363)	(238,351)
Add deferred finance costs, current portion	2,702	2,838

Total long-term portion, net of current portion and deferred finance costs	1,276,878	1,298,783

Term bank loans

Term loan balances outstanding at June 30, 2020, amounted to $1,469,835. These bank loans are payable in U.S. Dollars in semi-annual installments, with balloon payments due at maturity between December 2020 and November 2030. Interest rates on the outstanding loans as of June 30, 2020 are based on LIBOR plus a spread. As of June 30, 2020, interest rates on these term bank loans ranged from 1.91%  to 3.96% .

On January 9, 2020, the Company prepaid the amount of $26,815 to lenders due to sale of the two suezmax tankers, Archangel and Alaska.

On February 3, 2020, the Company prepaid the amount of $10,660 to lenders due to sale of its suezmax tanker Silia T.

On March 19, 2020, the Company signed a new ten-year loan agreement amounting to $16,800 to refinance the existing loan of two vessels, the handysize Byzantion and Bosporos. On April 14 and April 16, 2020, the Company prepaid the amount of $17,558 and drew down the amount of $16,380, respectively. The new loan is repayable in ten semi-annual installments of $1,365, commencing six months after the drawdown date, plus a balloon of $2,730 payable together with the last installment.

On March 20, 2020, the Company signed a four and a half-year amended agreement on the loan dated May 31, 2019, for $2,438 top-up tranche to existing loan for the financing of four vessels, the panamax tankers, Maya, Inca, Selini and Salamina. The top-up tranche was drawn on April 14, 2020 and is repayable in nine semi-annual installments of $146 and $75 commencing on May 29, 2020 and June 15, 2020, plus a balloon of $449 payable together with the last installment.

On March 25, 2020, the Company signed a new five-year loan agreement amounting to $40,000 to refinance the existing loan of its aframax tanker, Marathon TS. The amount of $39,800 was drawn on March 27, 2020 and the amount of $31,890 was prepaid on the same date. The new loan is repayable in ten semi-annual installments of $1,244, commencing six months after the drawdown date, plus a balloon of $27,360 payable together with the last installment.

On April 3, 2020, the Company signed an amended agreement on the loan dated August 22, 2014, for a $3,789 top-up tranche to the existing loan for the financing of its aframax tanker Stavanger TS. The amount of was drawn on April 15, 2020 and is repayable in nine semi-annual installments of $324 commencing nine months after the drawdown date, plus a balloon of $873  payable together with the last installment.

On June 23, 2020, the Company prepaid the amount of $6,238 to lenders due to sale of the handysize tanker Didimon.

On July 15, 2020, the Company signed a new six-year loan agreement amounting to $37,500 to refinance the existing loan of its aframax tanker Bergen TS. On August 6, 2020, the Company drew down $37,125 and prepaid the amount of $34,031 on the same date. The new loan is repayable in twelve semi-annual installments of $1,326, commencing six months after the drawdown date, plus a balloon of $21,213 payable together with the last installment.

On July 17, 2020, the Company signed a new two-year loan agreement amounting to $27,750 relating to pre delivery partial financing of the LNG carrier under construction Hull 3157. On September 24, 2020, an amount of $13,875 was draw down to partly finance the third yard installment. The loan is repayable in a single bullet payment on the termination date.

On September 9, 2020, the Company signed a new five-year loan agreement amounting to $47,000 to refinance two existing loans for the panamax tanker, Andes and for the two aframax tankers Izumo Princess, Asahi Princess and the handysize tanker Aegeas. On September 16 and 17, 2020, the Company drew down the amount of $45,500 and prepaid the total amount of $29,169 on September 17, 2020. The new loan is repayable in ten semi-annual installments of $4,550, commencing six months after the drawdown date.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Three months ended June 30, 2020	3.20%
Three months ended June 30, 2019	4.61%
Six months ended June 30, 2020	3.51%
Six months ended June 30, 2019	4.68%

The above term bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant vessel-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends if an event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $162,598  at June 30, 2020 and $104,979 at December 31, 2019, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Two loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $3,700. Four loan agreements require a monthly pro rata transfer to a retention account of any principal due, but unpaid.

As of June 30, 2020, the Company and its wholly and majority owned subsidiaries had thirty loan agreements, with an aggregate principal amount outstanding thereunder totaling $1,469,835. The Company fulfilled its requirements in respect of the financial covenants of all the agreements in relation to the leverage ratio and all other terms and covenants, apart from the value-to-loan requirement in one of its loan agreements, which did not require an amount to be reclassified within current liabilities at June 30, 2020.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital.

The annual principal payments required to be made after June 30, 2020, are as follows:

Period/Year	Amount
July to December 2020	88,293
2021	220,382
2022	173,504
2023	279,361
2024	269,503
2025 and thereafter	438,792

1,469,835